JPMorgan Diversified Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI WORLD INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
60% MSCI WORLD INDEX (net total return) / 40% BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.45%	6.72%	6.67%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.24%	7.35%	7.03%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.87%	5.04%	4.90%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.50%	5.23%	5.01%